ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional Information To Statements Of Comprehensive Profit
Salaries and related benefits	$ 11,041	$ 9,019	$ 10,273
Agent commissions	168	222	489
Marketing, advertising and events	3,570	3,083	2,729
Travel	1,515	1,547	1,542
Share-based payment	118	180	126
Depreciation	183	214	137
Collection costs and other	2,338	1,938	1,160
Selling and marketing expenses	$ 18,933	$ 16,203	$ 16,456